PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 15,574.5	$ 15,505.4
Accumulated depreciation and amortization		(5,713.2)	(4,735.1)
Total property and equipment, net	$ 9,222.0	9,861.3	10,770.3
Land
Property, Plant and Equipment [Line Items]
Total property and equipment		2,382.7	2,624.7
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment		4,968.4	5,407.9
Property under construction
Property, Plant and Equipment [Line Items]
Total property and equipment		652.2	579.3
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		1,468.3	1,367.5
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		5,132.1	4,488.9
Property under capital leases
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 970.8	$ 1,037.1